Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Summary of Property, Plant and Equipment
Property, plant and equipment consists of the following:

	Land and buildings		Plant and equipment		Vehicles		Computers		Furniture and fixtures		Heritage Assets		Total
	(In millions)
Cost as at April 1, 2019	Rs.	259,382.6	Rs.	1,083,365.4	Rs.	4,498.6	Rs.	25,220.4	Rs.	16,255.1	Rs.	3,727.8	Rs.	1,392,449.9
Transition Adjustment for IFRS 16		(1,733.9)		(1,923.4)		—		(1,861.5)		(43.1)		—		(5,561.9)
Additions		27,534.1		108,941.6		2,105.5		3,442.2		1,332.7		—		143356.1
Additions through acquisitions		53.0		11.6		0.3		—		6.0		—		70.9
Currency translation		9,995.8		31,673.1		58.6		653.1		486.9		121.2		42,988.7
Disposal		(197.9)		(6,730.6)		(516.9)		(294.8)		(466.5)		(86.7)		(8,293.4)

Cost as at March 31, 2020		295,033.7		1,215,337.7		6,146.1		27,159.4		17,571.1		3,762.3		1,565,010.3

Accumulated Depreciation as at April 1, 2019		(41,870.0)		(646,968.3)		(2,224.7)		(15,850.3)		(9,612.7)		(1,616.9)		(718,142.9)
Transition Adjustment for IFRS 16		420.8		1,444.3		—		1,805.7		23.7		—		3,694.5
Depreciation for the year		(11,152.5)		(89,308.5)		(933.9)		(2,001.9)		(1,197.1)		—		(104,593.9)
Currency translation		(1,820.9)		(18,630.4)		(31.3)		(319.6)		(266.0)		(54.0)		(21,122.2)
Writeoff/impairment of assets		(191.4)		(4,368.1)		(7.4)		(99.7)		(125.5)		—		(4,792.1)
Disposal		129.5		5,137.6		479.2		294.8		251.9		—		6,293.0

Accumulated Depreciation as at March 31, 2020		(54,484.5)		(752,693.4)		(2,718.1)		(16,171.0)		(10,925.7)		(1,670.9)		(838,663.6)

Net carrying amount as at March 31, 2020	Rs.	240,549.2	Rs.	462,644.3	Rs.	3,428.0	Rs.	10,988.4	Rs.	6,645.4	Rs.	2,091.4	Rs.	726,346.7

Capital work-in-progress														89,046.8

Total													Rs.	815,393.5

													US$	10,776.4

	Land and buildings		Plant and equipment		Vehicles		Computers		Furniture and fixtures		Heritage Assets		Total
	(In millions)
Cost as at April 1, 2018	Rs.	196,031.4	Rs.	992,423.7	Rs.	3,841.5	Rs.	21,300.9	Rs.	14,293.8	Rs.	3,546.9	Rs.	1,231,438.2
Additions		68,356.7		162,366.3		1,095.1		5,374.5		2,255.1		243.8		239,691.5
Currency translation		(5,218.1)		(16,339.3)		(6.4)		(299.4)		(199.0)		(49.2)		(22,111.4)
Reversal of assets classified as held for sale		638.9		461.8		38.8		1,568.2		368.9		—		3,076.6
Disposal		(426.3)		(55,547.1)		(470.4)		(2,723.8)		(463.7)		(13.7)		(59,645.0)

Cost as at March 31, 2019		259,382.6		1,083,365.4		4,498.6		25,220.4		16,255.1		3,727.8		1,392,449.9

Accumulated Depreciation as at April 1, 2018		(33,149.1)		(490,346.0)		(1,859.2)		(12,332.2)		(7,199.3)		—		(544,885.8)
Depreciation for the year		(9,199.8)		(107,143.4)		(675.9)		(2,544.8)		(1,263.6)		—		(120,827.5)
Reversal of assets classified as held for sale		(260.4)		(137.3)		(21.8)		(1,015.0)		(167.0)		—		(1,601.5)
Currency translation		488.1		4,451.2		(0.1)		67.9		70.1		—		5,077.2
Writeoff/impairment of assets		—		(105,718.0)		(60.5)		(2,348.2)		(1,443.4)		(1,616.9)		(111,187.0)
Disposal		251.2		51,925.2		392.8		2,322.0		390.5		—		55,281.7

Accumulated Depreciation as at March 31, 2019		(41,870.0)		(646,968.3)		(2,224.7)		(15,850.3)		(9,612.7)		(1,616.9)		(718,142.9)

Net carrying amount as at March 31, 2019	Rs.	217,512.6	Rs.	436,397.1	Rs.	2,273.9	Rs.	9,370.1	Rs.	6,642.4	Rs.	2,110.9	Rs.	674,307.0

Capital work-in-progress														87,996.3

Total													Rs.	762,303.3